Earnings per share	12 Months Ended
Mar. 31, 2022
Basic and Diluted Earnings Per Shares [Abstract]
Earnings per share
2
1
. Earnings per share

The calculation of basic and diluted earnings per share for the years ended March 31, 2022, 2021 and 2020 was based on the profit attributable to equity shareholders of the Company, being Rs.23,568, Rs.17,238 and Rs. 19,498, respectively.

The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2022		2021		2020
Number of equity shares at the beginning of the year (excluding treasury shares)		165,726,030		165,776,132		165,847,972
Effect of treasury shares held during the year		-		(56,014)		(154,020)
Effect of equity shares issued on exercise of stock options		156,667		124,222		64,432
Weighted average number of equity shares – Basic		165,882,697		165,844,340		165,758,384
Earnings per share of par value Rs.5 – Basic	Rs.	142.08	Rs.	103.94	Rs.	117.63

The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2022		2021		2020
Weighted average number of equity shares – Basic		165,882,697		165,844,340		165,758,384
Dilutive effect of stock options outstanding (1)		455,937		471,701		323,601
Weighted average number of equity shares – Diluted		166,338,634		166,316,041		166,081,985
Earnings per share of par value Rs.5 – Diluted	Rs.	141.69	Rs.	103.65	Rs.	117.40

(1)	As of March 31, 2022, 2021 and 2020, 13,284, 235,460 and 475,575 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.